SUPPLEMENTARY PENSION PLANS	12 Months Ended
Dec. 31, 2021
SUPPLEMENTARY PENSION PLANS

35)       SUPPLEMENTARY PENSION PLANS

Bradesco and its subsidiaries sponsor a private defined contribution pension for employees and managers, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The plan is managed by Bradesco Vida e Previdência S.A. and BRAM – Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds.

The supplementary pension plan counts on contributions from employees and managers of Bradesco and its subsidiaries equivalent to at least 4% of the salary by employees and, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death) by the company. Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, the present value of the actuarial obligations of the plan is fully covered by guarantee assets.

Following the merger of Banco Alvorada S.A. (successor from the spin-off of Banco Baneb S.A.) into Kirton Bank S.A. Banco Múltiplo, on April 30, 2019, Kirton Bank S.A. Banco Múltiplo maintains variable contribution and defined benefit retirement plans, through Fundação Baneb de Seguridade Social – Bases related to the former employees of Baneb.

Banco Bradesco S.A. sponsors both variable benefit and defined contribution retirement plans, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Banco Bradesco S.A. sponsors a defined benefit plan through Caixa de Previdência Privada Bec – Cabec for employees of Banco do Estado do Ceará S.A.

Kirton Bank S.A. Banco Múltiplo, Bradesco Capitalização S.A., Kirton Corretora de Seguros S.A., Bradesco-Kirton Corretora de Câmbio S.A. and Bradesco Seguros S.A. sponsor a defined benefit plan called APABA for employees originating from Banco Bamerindus do Brasil S.A., and Kirton Administração de Serviços para Fundos de Pensão Ltda. sponsors for its employees a defined contribution plan, known as the Kirton Prev Benefits Plan (Plano de Benefícios Kirton Prev), both managed by MultiBRA – Pension Fund.

Banco Losango S.A. Banco Múltiplo, Kirton Bank S.A. Banco Múltiplo and Credival – Participações, Administração e Assessoria Ltda. sponsor three Pension Plans for its employees, which are: Losango I Benefits Plan – Basic Part, in the defined benefit mode, Losango I – Supplementary Part and PREVMAIS Losango Plan, the last two in the form of contribution variable, all managed by MultiBRA – Settlor – Multiple Fund.

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well as Health Plan of employees from Lloyds. Regarding the supplementary pension of employees coming from Lloyds.

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors		On December 31
	2021	2020
Nominal discount rate	3.25% - 8.65% p.a.	3.25% - 7.26% p.a.
Nominal rate of future salary increases	3.25% p.a.	3.25% p.a.
Nominal growth rate of social security benefits and plans	3.25% p.a.	3.25% p.a.
Initial rate of growth of medical costs	7.38% - 7.90% p.a.	7.38% - 8.41% p.a.
Inflation rate	3.25% p.a.	3.25% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Retirement Benefits		Other post-employment benefits
	Year ended December 31		Year ended December 31
	2021	2020	2021	2020
(i) Projected benefit obligations:
At the beginning of the year	3,182,128	3,065,146	966,430	917,870
Cost of current service	305	546	-	-
Interest cost	215,259	212,033	65,985	66,772
Participant’s contribution	450	556	-	-
Actuarial gain/(loss) (1)	(155,242)	123,504	(146,763)	13,671
Past service cost - plan changes	-	-	-	-
Early elimination of obligations	-	-	(12,023)	-
Benefit paid	(244,231)	(219,657)	(32,511)	(31,883)
At the end of the year	2,998,669	3,182,128	841,118	966,430

(ii) Plan assets at fair value:
At the beginning of the year	2,759,745	2,716,865	-	-
Expected earnings	186,324	187,531	-	-
Actuarial gain/(loss) (1)	(175,560)	59,071	-	-
Contributions received:
Employer	28,025	15,150	-	-
Employees	450	556	-	-
Benefit paid	(244,157)	(219,428)	-	-
At the end of the year	2,554,827	2,759,745	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	310	36,155	-	-
Interest on irrecoverable surplus	29	2,736	-	-
Change in irrecoverable surplus (1)	7,113	(38,581)	-	-
At the end of the year	7,452	310	-	-

(iv) Financed position:
Deficit plans (2)	451,294	422,693	841,118	966,430
Net balance	451,294	422,693	841,118	966,430

(1) In the year ended December 31, 2021, the remeasurement effects recognized in Shareholders' Equity, in Other Comprehensive Income totaled R$(65.671) thousand, R$ 21,593 thousand in 2020, net of tax effects; and

(2) Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

			R$ thousand
	Years ended December 31
	2021	2020	2019
Projected benefit obligations:
Cost of service	1,325	546	(2,689)
Cost of interest on actuarial obligations	281,184	278,805	282,997
Expected earnings from the assets of the plan	(186,324)	(187,531)	(208,122)
Interest on irrecoverable surplus	29	2,736	4,981
Net cost/(benefit) of the Pension Plans	96,214	94,556	77,167

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

		On December 31 2021 - thousand R$
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	11.06	12.19
2022	258,010	44,629
2023	262,825	46,503
2024	267,545	49,876
2025	271,811	53,346
2026	275,566	57,194
After 2027	1,413,941	343,687

In 2022, contributions to defined-benefit plans are expected to total R$44,695 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2021	2020	2021	2020	2021	2020	2021	2020
Asset categories
Equities	10.4%	-	8.9%	3.8%	-	-	13.3%	-
Fixed income	82.7%	91.3%	84.1%	91.9%	84.4%	100.0%	86.7%	100.0%
Real estate	5.0%	5.6%	1.6%	2.6%	-	-	-	-
Other	1.9%	3.1%	5.4%	1.7%	15.6%	-	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.38% – 8.65% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	6.87% - 8.26%	Increase of 1 b.p.	reduction	(393,887)
Discount rate	4.87% - 6.26%	Decrease of 1 b.p.	increase	470,116
Medical Inflation	8.38% - 9.41%	Increase of 1 b.p.	increase	113,797

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Medical Inflation	6.38% - 7.41%	Decrease of 1 b.p.	reduction	(95,008)

Total expenses related to contributions in the year ended December 31, 2021 were R$994,218 thousand (2020 – R$959,220 thousand).

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and Management, including Health insurance, Dental Care, Life and Personal Accident insurance, and professional training. These expenses, including the aforementioned contributions, totaled, in the year ended December 31, 2021, R$4,690,045 thousand (2020 – R$4,746,728 thousand).